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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 2.9%
66,205		Iluka Resources Ltd.	$1,227,700	0.8
64,882		National Australia Bank Ltd.	1,656,316	1.1
67,746		Westpac Banking Corp.	1,537,755	1.0
			4,421,771	2.9
		Belgium: 1.1%
63,831		KBC Groep NV	1,605,431	1.1

		Brazil: 1.0%
106,400		Banco do Brasil S.A.	1,511,382	1.0

		Canada: 0.8%
28,100		Barrick Gold Corp.	1,221,788	0.8

		China: 1.1%
2,091,000		China Construction Bank	1,613,874	1.1

		France: 8.9%
26,121		Accor S.A.	932,263	0.6
8,576		Air Liquide	1,143,685	0.8
31,484		Cie Generale des Etablissements Michelin	2,345,419	1.5
23,034		Renault S.A.	1,214,950	0.8
43,676		Sanofi-Aventis	3,388,905	2.2
55,207		Societe Generale	1,619,938	1.1
6,527		Technip S.A.	770,744	0.5
40,353		Total S.A.	2,061,225	1.4
			13,477,129	8.9
		Germany: 9.2%
21,931		BASF AG	1,917,645	1.3
103,563		Deutsche Post AG	1,993,487	1.3
86,416		Deutsche Telekom AG	1,041,160	0.7
73,112		E.ON AG	1,751,556	1.1
38,296		Hannover Rueckversicheru - Reg	2,275,527	1.5
21,502		SAP AG	1,501,829	1.0
34,759		Siemens AG	3,505,257	2.3
			13,986,461	9.2
		Hong Kong: 2.4%
319,700		AIA Group Ltd.	1,173,656	0.8
190,000		HongKong Electric Holdings	1,396,860	0.9
284,000		Yue Yuen Industrial Holdings	998,782	0.7
			3,569,298	2.4
		Israel: 1.0%
137,156		Israel Chemicals Ltd.	1,584,551	1.0

		Italy: 5.1%
308,846		Enel S.p.A.	1,116,602	0.7
91,192		ENI S.p.A.	2,137,110	1.4
155,835	@	Fiat Industrial SpA	1,662,940	1.1
1,498,335		Telecom Italia S.p.A.	1,783,474	1.2
210,802		UniCredit SpA	1,055,666	0.7
			7,755,792	5.1
		Japan: 21.5%
510,112	L	Hitachi Ltd.	3,300,390	2.2
41,400	L	Honda Motor Co., Ltd.	1,594,488	1.1
74,300		Hoya Corp.	1,677,860	1.1
221		Inpex Holdings, Inc.	1,502,692	1.0
353		Japan Tobacco, Inc.	1,998,142	1.3
61,000		JGC Corp.	1,903,680	1.3
58,100		Komatsu Ltd.	1,670,635	1.1
229,500		Nissan Motor Co., Ltd.	2,467,593	1.6
1,144	L	NTT DoCoMo, Inc.	1,902,586	1.3
99,100		Omron Corp.	2,146,192	1.4
11,760		ORIX Corp.	1,129,851	0.7
37,600		Seven & I Holdings Co., Ltd.	1,121,212	0.7
85,200	L	Sumitomo Mitsui Financial Group, Inc.	2,819,927	1.9
47,200	L	Takeda Pharmaceutical Co., Ltd.	2,079,799	1.4
98,100		Tokio Marine Holdings, Inc.	2,715,523	1.8
42,600		Tokyo Electron Ltd.	2,456,502	1.6
			32,487,072	21.5
		Netherlands: 8.1%
38,311		European Aeronautic Defence and Space Co. NV	1,568,920	1.1
138,019		Royal Dutch Shell PLC - Class A	4,827,339	3.2
112,648		Koninklijke Philips Electronics NV	2,286,313	1.5
103,209		Unilever NV	3,511,643	2.3
			12,194,215	8.1
		Norway: 1.0%
56,354		Statoil ASA	1,529,567	1.0

		Portugal: 1.0%
524,167		Energias de Portugal S.A.	1,524,695	1.0

		Singapore: 2.8%
170,000	L	Oversea-Chinese Banking Corp.	1,206,729	0.8
534,000		Singapore Telecommunications Ltd.	1,340,582	0.9
112,100		United Overseas Bank Ltd.	1,637,107	1.1
			4,184,418	2.8
		Sweden: 2.1%
156,708		Telefonaktiebolaget LM Ericsson	1,621,522	1.1
101,349	L	Swedbank AB	1,575,530	1.0
			3,197,052	2.1
		Switzerland: 4.9%
41,316		Nestle S.A.	2,599,461	1.7
27,032		Novartis AG	1,496,429	1.0
18,993		Roche Holding AG - Genusschein	3,305,358	2.2
			7,401,248	4.9
		Thailand: 0.6%
174,600		Kasikornbank PCL	871,750	0.6

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: 21.7%
528,702		Barclays PLC	$1,992,377	1.3
106,403		BHP Billiton PLC	3,260,927	2.1
39,200		BP PLC ADR	1,764,000	1.2
28,300		Ensco International PLC ADR	1,497,919	1.0
129,548		GlaxoSmithKline PLC	2,896,130	1.9
259,005		HSBC Holdings PLC	2,300,521	1.5
29,827		Imperial Tobacco Group PLC	1,209,946	0.8
874,788		Legal & General Group PLC	1,829,631	1.2
2,423,605	@	Lloyds TSB Group PLC	1,304,211	0.9
150,356		Prudential PLC	1,801,614	1.2
36,413		Rio Tinto PLC	2,018,256	1.3
26,800		Signet Jewelers Ltd.	1,267,104	0.8
82,564		Standard Chartered PLC	2,061,745	1.4
340,926		Tesco PLC	1,799,401	1.2
1,515,554		Vodafone Group PLC	4,180,389	2.8
118,573		WPP PLC	1,621,254	1.1
			32,805,425	21.7
		United States: 1.9%
63,700		Coca-Cola Enterprises, Inc.	1,821,820	1.2
32,500	@	Rowan Cos., Inc.	1,070,225	0.7
			2,892,045	1.9
		Total Common Stock
		(Cost $144,952,213)	149,834,964	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
	Securities Lending Collateral(cc)(1): 7.7%
2,770,200	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $2,770,241, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $2,825,604, due 03/01/18-04/15/43)	$2,770,200	1.8
2,770,200	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.00%, due 04/02/12 (Repurchase Amount $2,770,200, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $2,825,604, due 07/19/12-04/01/42)	2,770,200	1.9
583,200	Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $583,210, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $594,864, due 10/01/13-06/25/43)	583,200	0.4
2,770,200	Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $2,770,239, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,825,604, due 01/15/13-04/01/42)	2,770,200	1.8
2,770,200	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $2,770,234, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $2,825,604, due 12/01/17-04/01/42)	2,770,200	1.8
		11,664,000	7.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
665,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $665,000)	$665,000	0.5
		Total Short-Term Investments
		(Cost $12,329,000)	12,329,000	8.2
		Total Investments in Securities (Cost $157,281,213)	$162,163,964	107.3
		Liabilities in Excess of Other Assets	(11,055,050)	(7.3)
		Net Assets	$151,108,914	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $157,995,734.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,687,045
	Gross Unrealized Depreciation	(6,518,815)
	Net Unrealized Appreciation	$4,168,230

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.2%
Consumer Staples	9.2
Energy	11.4
Financials	24.8
Health Care	8.7
Industrials	9.7
Information Technology	8.4
Materials	8.1
Telecommunications	6.9
Utilities	3.7
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(7.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$4,421,771	$—	$4,421,771
Belgium	—	1,605,431	—	1,605,431
Brazil	1,511,382	—	—	1,511,382
Canada	1,221,788	—	—	1,221,788
China	—	1,613,874	—	1,613,874
France	—	13,477,129	—	13,477,129
Germany	—	13,986,461	—	13,986,461
Hong Kong	—	3,569,298	—	3,569,298
Israel	—	1,584,551	—	1,584,551
Italy	—	7,755,792	—	7,755,792
Japan	—	32,487,072	—	32,487,072
Netherlands	—	12,194,215	—	12,194,215
Norway	—	1,529,567	—	1,529,567
Portugal	—	1,524,695	—	1,524,695
Singapore	—	4,184,418	—	4,184,418
Sweden	—	3,197,052	—	3,197,052
Switzerland	—	7,401,248	—	7,401,248
Thailand	—	871,750	—	871,750
United Kingdom	4,529,023	28,276,402	—	32,805,425
United States	2,892,045	—	—	2,892,045
Total Common Stock	10,154,238	139,680,726	—	149,834,964
Short-Term Investments	665,000	11,664,000	—	12,329,000
Total Investments, at value	$10,819,238	$151,344,726	$—	$162,163,964

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 19.9%
334,140	@	Bed Bath & Beyond, Inc.	$21,976,388	2.1
399,201		Brinker International, Inc.	10,997,988	1.0
172,966		Coach, Inc.	13,366,812	1.3
491,300		Foot Locker, Inc.	15,254,865	1.4
505,370		Harley-Davidson, Inc.	24,803,560	2.4
806,460		International Game Technology	13,540,463	1.3
130,279	@	Liberty Media Corp. - Liberty Capital	11,484,094	1.1
413,304		Macy’s, Inc.	16,420,568	1.6
329,010	@	Michael Kors Holdings Ltd.	15,328,576	1.4
571,040		Newell Rubbermaid, Inc.	10,170,222	1.0
195,550		Ross Stores, Inc.	11,361,455	1.1
321,560		Scripps Networks Interactive - Class A	15,656,756	1.5
152,124	L	Weight Watchers International, Inc.	11,742,452	1.1
374,994		Wyndham Worldwide Corp.	17,440,971	1.6
			209,545,170	19.9
		Consumer Staples: 7.5%
146,700		Beam, Inc.	8,592,219	0.8
637,850		Coca-Cola Enterprises, Inc.	18,242,510	1.7
354,570		ConAgra Foods, Inc.	9,311,008	0.9
231,640		Herbalife Ltd.	15,941,465	1.5
261,070	@	Monster Beverage Corp.	16,209,836	1.6
137,730	@	Ralcorp Holdings, Inc.	10,204,416	1.0
			78,501,454	7.5
		Energy: 8.6%
199,210	@, L	Bill Barrett Corp.	5,181,452	0.5
271,940	@	Cameron International Corp.	14,366,590	1.4
745,420	@	Denbury Resources, Inc.	13,589,007	1.3
306,619		HollyFrontier Corp.	9,857,801	0.9
300,330	@	Key Energy Services, Inc.	4,640,099	0.4
166,150		Murphy Oil Corp.	9,349,260	0.9
873,395	@	Precision Drilling Corp.	8,760,152	0.8
227,590		Range Resources Corp.	13,232,083	1.3
199,890	@	Unit Corp.	8,547,296	0.8
84,890		World Fuel Services Corp.	3,480,490	0.3
			91,004,230	8.6
		Financials: 7.9%
94,370	@	Affiliated Managers Group, Inc.	10,551,510	1.0
184,140		Ameriprise Financial, Inc.	10,519,918	1.0
115,800		Digital Realty Trust, Inc.	8,565,726	0.8
648,060		Fifth Third Bancorp.	9,105,243	0.9
78,680		Jones Lang LaSalle, Inc.	6,554,831	0.6
309,199		Lazard Ltd.	8,830,723	0.8
296,270		Marsh & McLennan Cos., Inc.	9,714,693	0.9
240,060	@	MSCI, Inc. - Class A	8,836,609	0.8
410,240		UDR, Inc.	10,957,510	1.1
			83,636,763	7.9
		Health Care: 13.0%
223,610		Aetna, Inc.	11,216,278	1.1
364,650		Agilent Technologies, Inc.	16,230,572	1.6
151,150	@	Alexion Pharmaceuticals, Inc.	14,035,789	1.3
250,100		Cardinal Health, Inc.	10,781,811	1.0
207,820		Cooper Cos., Inc.	16,980,972	1.6
382,906	@	HCA Holdings, Inc.	9,473,094	0.9
95,550	@	Laboratory Corp. of America Holdings	8,746,647	0.8
132,787		Perrigo Co.	13,718,225	1.3
120,820		St. Jude Medical, Inc.	5,353,534	0.5
138,280	@	Waters Corp.	12,813,025	1.2
262,506	@	Watson Pharmaceuticals, Inc.	17,603,652	1.7
			136,953,599	13.0
		Industrials: 14.3%
249,380		Acuity Brands, Inc.	15,668,545	1.5
291,702		Ametek, Inc.	14,150,464	1.3
188,700	@	BE Aerospace, Inc.	8,768,889	0.8
487,360	@	Corrections Corp. of America	13,309,802	1.3
254,850		Dover Corp.	16,040,259	1.5
84,990		Fluor Corp.	5,102,800	0.5
171,510		Nordson Corp.	9,349,010	0.9
293,020		Pall Corp.	17,472,782	1.7
90,180		Regal-Beloit Corp.	5,911,299	0.6
183,692		Roper Industries, Inc.	18,214,899	1.7
125,661	@	TransDigm Group, Inc.	14,546,517	1.4
358,130		Waste Connections, Inc.	11,649,969	1.1
			150,185,235	14.3
		Information Technology: 19.7%
366,130	@	Adobe Systems, Inc.	12,561,920	1.2
446,720		Analog Devices, Inc.	18,047,488	1.7
226,610	@	Ariba, Inc.	7,412,413	0.7
247,212	@	Citrix Systems, Inc.	19,507,499	1.9
235,800	@	Fortinet, Inc.	6,519,870	0.6
179,745		Intuit, Inc.	10,808,067	1.0
512,410		Jabil Circuit, Inc.	12,871,739	1.2
386,479	@, L	Lam Research Corp.	17,244,693	1.6
300,800	@	Micros Systems, Inc.	16,631,232	1.6
267,994	@	NetApp, Inc.	11,998,091	1.1
818,935	@	Nvidia Corp.	12,603,410	1.2
620,790	@	QLogic Corp.	11,025,230	1.1
246,170	@	Riverbed Technolgoy, Inc.	6,912,454	0.7
206,020	@	Teradata Corp.	14,040,263	1.3
816,820		Western Union Co.	14,376,032	1.4
401,520		Xilinx, Inc.	14,627,374	1.4
			207,187,775	19.7

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: 5.3%
317,600		Allegheny Technologies, Inc.	$13,075,592	1.2
79,290		CF Industries Holdings, Inc.	14,482,318	1.4
227,460		Cliffs Natural Resources, Inc.	15,753,880	1.5
418,800		Packaging Corp. of America	12,392,292	1.2
			55,704,082	5.3
		Telecommunications: 1.9%
387,010	@	SBA Communications Corp.	19,663,978	1.9
		Total Common Stock
		(Cost $879,605,666)	1,032,382,286	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateral(cc)(1): 2.6%
6,334,110	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $6,334,204, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $6,460,792, due 03/01/18-04/15/43)	$6,334,110	0.6
6,334,110	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.00%, due 04/02/12 (Repurchase Amount $6,334,110, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $6,460,792, due 07/19/12-04/01/42)	6,334,110	0.6
1,333,497	Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,333,519, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $1,360,167, due 10/01/13-06/25/43)	1,333,497	0.2
6,334,110	Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $6,334,199, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $6,460,792, due 01/15/13-04/01/42)	6,334,110	0.6
6,334,110	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $6,334,188, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $6,460,792, due 12/01/17-04/01/42)	6,334,110	0.6
		26,669,937	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
17,175,100	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $17,175,100)	$17,175,100	1.6
	Total Short-Term Investments
	(Cost $43,845,037)	43,845,037	4.2
	Total Investments in Securities (Cost $923,450,703)	$1,076,227,323	102.3
	Liabilities in Excess of Other Assets	(24,507,440)	(2.3)
	Net Assets	$1,051,719,883	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Cost for federal income tax purposes is $926,268,658.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$166,504,923
Gross Unrealized Depreciation	(16,546,258)
Net Unrealized Appreciation	$149,958,665

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$1,032,382,286	$—	$—	$1,032,382,286
Short-Term Investments	17,175,100	26,669,937	—	43,845,037
Total Investments, at value	$1,049,557,386	$26,669,937	$—	$1,076,227,323

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 16.3%
49,149		Arbitron, Inc.	$1,817,530	0.9
25,116	@	Arctic Cat, Inc.	1,075,718	0.5
27,700	@	Bally Technologies, Inc.	1,294,975	0.6
26,500	@	Childrens Place Retail Stores, Inc.	1,369,255	0.6
90,866		Cinemark Holdings, Inc.	1,994,509	0.9
64,849	@	Collective Brands, Inc.	1,274,931	0.6
113,209		Cooper Tire & Rubber Co.	1,723,041	0.8
69,900		Dana Holding Corp.	1,083,450	0.5
83,100		Finish Line	1,763,382	0.8
27,400	L	Gildan Activewear, Inc.	754,870	0.4
34,899	@	Hibbett Sporting Goods, Inc.	1,903,740	0.9
47,532	@	Imax Corp.	1,161,682	0.5
59,700	@	Jack in the Box, Inc.	1,431,009	0.7
50,851	@	Life Time Fitness, Inc.	2,571,535	1.2
29,228	@	LKQ Corp.	911,037	0.4
33,607	@, L	Lumber Liquidators	843,872	0.4
39,400		Monro Muffler, Inc.	1,634,706	0.8
142,372	@	OfficeMax, Inc.	814,368	0.4
35,200		PF Chang’s China Bistro, Inc.	1,391,104	0.7
38,618		Pool Corp.	1,445,086	0.7
80,200	@	Sally Beauty Holdings, Inc.	1,988,960	0.9
151,700	@	Smith & Wesson Holding Corp.	1,175,675	0.5
25,558	@	Steiner Leisure Ltd.	1,247,997	0.6
101,033	@	Wet Seal, Inc.	348,564	0.2
35,294		Wyndham Worldwide Corp.	1,641,524	0.8
			34,662,520	16.3
		Consumer Staples: 1.4%
31,800		Casey’s General Stores, Inc.	1,763,628	0.8
12,600		Diamond Foods, Inc.	287,532	0.1
45,450		Flowers Foods, Inc.	925,816	0.5
			2,976,976	1.4
		Energy: 7.4%
69,100	@	Bill Barrett Corp.	1,797,291	0.8
57,400	@, L	C&J Energy Services, Inc.	1,021,146	0.5
75,000	@	Carrizo Oil & Gas, Inc.	2,119,500	1.0
31,600	@	Dril-Quip, Inc.	2,054,632	1.0
96,900	@	Key Energy Services, Inc.	1,497,105	0.7
90,400	@	McMoRan Exploration Co.	967,280	0.4
37,500	@	Rosetta Resources, Inc.	1,828,500	0.9
57,400	@	Swift Energy Co.	1,666,322	0.8
35,000	@	Unit Corp.	1,496,600	0.7
32,300		World Fuel Services Corp.	1,324,300	0.6
			15,772,676	7.4
		Financials: 8.1%
14,700	@	Affiliated Managers Group, Inc.	1,643,607	0.8
23,600		Coresite Realty Corp.	556,724	0.3
87,250	@	DFC Global Corp.	1,646,408	0.8
37,462	@	Ezcorp, Inc.	1,215,829	0.6
65,733	@	Financial Engines, Inc.	1,469,790	0.7
44,400	@	FX Alliance, Inc.	696,192	0.3
288,879		Hersha Hospitality Trust	1,577,279	0.7
25,200		Home Properties, Inc.	1,537,452	0.7
33,276	@	Signature Bank	2,097,719	1.0
27,200	@	SVB Financial Group	1,750,048	0.8
98,000		Tanger Factory Outlet Centers, Inc.	2,913,540	1.4
			17,104,588	8.1
		Health Care: 17.8%
30,200	@	Acorda Therapeutics, Inc.	801,810	0.4
62,769	@	Anthera Pharmaceuticals, Inc.	138,719	0.1
34,200	@	Auxilium Pharmaceuticals, Inc.	635,094	0.3
7,700	@	BioMarin Pharmaceuticals, Inc.	263,725	0.1
10,385	@	Bio-Rad Laboratories, Inc.	1,076,821	0.5
35,254	@	Centene Corp.	1,726,388	0.8
34,600		Chemed Corp.	2,168,728	1.0
36,800	@	Cubist Pharmaceuticals, Inc.	1,591,600	0.8
26,688	@	Haemonetics Corp.	1,859,620	0.9
77,431	@	Healthsouth Corp.	1,585,787	0.8
60,700	@	Impax Laboratories, Inc.	1,492,006	0.7
60,900	@, L	Incyte Corp., Ltd.	1,175,370	0.6
34,200	@	InterMune, Inc.	501,714	0.2
12,070	@	IPC The Hospitalist Co., Inc.	445,504	0.2
25,100	@	Luminex Corp.	586,085	0.3
35,800	@	Masimo Corp.	837,004	0.4
26,400	@	MedAssets, Inc.	347,424	0.2
44,200	@	Medicines Co.	887,094	0.4
19,705	@	Mednax, Inc.	1,465,461	0.7
37,391		Meridian Bioscience, Inc.	724,638	0.3
98,800	@	Merit Medical Systems, Inc.	1,227,096	0.6
30,600	@	Momenta Pharmaceuticals, Inc.	468,792	0.2
104,020	@, L	Nektar Therapeutics	823,838	0.4
35,118	@	Neogen Corp.	1,372,060	0.6
55,700	@	Omnicell, Inc.	847,197	0.4
36,624	@, L	OncoGenex Pharmaceutical, Inc.	486,733	0.2
38,700	@	Onyx Pharmaceuticals, Inc.	1,458,216	0.7
94,300	@	Optimer Pharmaceuticals, Inc.	1,310,770	0.6
57,550		Owens & Minor, Inc.	1,750,096	0.8
50,600	@	PSS World Medical, Inc.	1,282,204	0.6
19,800	@	Salix Pharmaceuticals Ltd.	1,039,500	0.5

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
14,300	@, L	Seattle Genetics, Inc.	$291,434	0.1
33,673		Steris Corp.	1,064,740	0.5
31,300	@	Thoratec Corp.	1,055,123	0.5
34,818		Universal Health Services, Inc.	1,459,222	0.7
45,273	@	Vanda Pharmaceuticals, Inc.	216,858	0.1
176,122	@	Vical, Inc.	598,815	0.3
28,400	@	Vivus, Inc.	635,024	0.3
			37,698,310	17.8
		Industrials: 18.9%
72,435		Actuant Corp.	2,099,891	1.0
44,200		Acuity Brands, Inc.	2,777,086	1.3
9,844	@	Advisory Board Co.	872,375	0.4
29,171	@	Allegiant Travel Co.	1,589,820	0.8
34,392	@	Clean Harbors, Inc.	2,315,613	1.1
45,900	@	EnPro Industries, Inc.	1,886,490	0.9
49,100	@	Genesee & Wyoming, Inc.	2,679,878	1.3
67,900	@	Geo Group, Inc.	1,290,779	0.6
50,145		Gorman-Rupp Co.	1,463,231	0.7
62,051		Healthcare Services Group	1,319,825	0.6
46,600	@	Hexcel Corp.	1,118,866	0.5
37,650	@	HUB Group, Inc.	1,356,530	0.7
111,100		Knight Transportation, Inc.	1,962,026	0.9
31,862	@	Portfolio Recovery Associates, Inc.	2,285,143	1.1
27,848		Regal-Beloit Corp.	1,825,436	0.9
45,928		Simpson Manufacturing Co., Inc.	1,481,178	0.7
68,819	@	SYKES Enterprises, Inc.	1,087,340	0.5
31,400	@	Teledyne Technologies, Inc.	1,979,770	0.9
27,600		Toro Co.	1,962,636	0.9
60,930	@	TrueBlue, Inc.	1,089,428	0.5
58,163		Waste Connections, Inc.	1,892,042	0.9
23,800		Watsco, Inc.	1,762,152	0.8
46,490		Woodward Governor Co.	1,991,167	0.9
			40,088,702	18.9
		Information Technology: 21.4%
50,300	@	Acme Packet, Inc.	1,384,256	0.7
65,700		Adtran, Inc.	2,049,183	1.0
84,189	@	Advanced Energy Industries, Inc.	1,104,560	0.5
26,138	@	Ansys, Inc.	1,699,493	0.8
61,600	@	Ariba, Inc.	2,014,936	1.0
101,200	@	Aruba Networks, Inc.	2,254,736	1.1
117,100	@	Aspen Technology, Inc.	2,404,063	1.1
46,991	@	Bankrate, Inc.	1,163,027	0.5
49,645		Blackbaud, Inc.	1,649,703	0.8
56,800	@	Cardtronics, Inc.	1,491,000	0.7
25,938	@	Concur Technologies, Inc.	1,488,322	0.7
129,262	@	Formfactor, Inc.	721,282	0.3
31,600	@	Fortinet, Inc.	873,740	0.4
255,171	@	Integrated Device Technology, Inc.	1,824,473	0.9
42,200		j2 Global, Inc.	1,210,296	0.6
27,500	@	Kenexa Corp.	859,100	0.4
58,600	@	LogMeIn, Inc.	2,064,478	1.0
31,889	@	Micros Systems, Inc.	1,763,143	0.8
49,800		MKS Instruments, Inc.	1,470,594	0.7
63,200	@	Monolithic Power Systems, Inc.	1,243,144	0.6
55,713		National Instruments Corp.	1,588,935	0.8
45,800	@	Netscout Systems, Inc.	931,572	0.4
99,900	@	Parametric Technology Corp.	2,791,206	1.3
39,771	@	Plexus Corp.	1,391,587	0.7
79,800	@	PMC - Sierra, Inc.	576,954	0.3
32,200	@	QLIK Technologies, Inc.	1,030,400	0.5
28,100	@	Quest Software, Inc.	653,887	0.3
2,572	@	RealPage, Inc.	49,305	0.0
33,100	@	Riverbed Technolgoy, Inc.	929,448	0.4
74,900	@	Semtech Corp.	2,131,654	1.0
7,700	@	SolarWinds, Inc.	297,605	0.1
16,042	@	Taleo Corp.	736,809	0.3
74,500	@	Websense, Inc.	1,571,205	0.7
			45,414,096	21.4
		Materials: 3.6%
36,377		Buckeye Technologies, Inc.	1,235,727	0.6
75,100		Commercial Metals Co.	1,112,982	0.5
47,000		HB Fuller Co.	1,543,010	0.7
181,726		Hecla Mining Co.	839,574	0.4
20,844		Minerals Technologies, Inc.	1,363,406	0.7
80,900		Worthington Industries	1,551,662	0.7
			7,646,361	3.6
		Telecommunications: 0.5%
45,028		Alaska Communications Systems Group, Inc.	138,686	0.0
20,500	@	SBA Communications Corp.	1,041,605	0.5
			1,180,291	0.5
		Total Common Stock
		(Cost $175,254,972)	202,544,520	95.4
EXCHANGE-TRADED FUNDS: 2.4%
53,207		iShares Russell 2000 Growth Index Fund	5,074,884	2.4
		Total Exchange-Traded Funds
		(Cost $4,612,727)	5,074,884	2.4
		Total Long-Term Investments
		(Cost $179,867,699)	207,619,404	97.8

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateral(cc)(1): 2.1%
223,705	BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $223,708, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $228,179, due 01/01/22-03/01/42)	$223,705	0.1
1,062,586	Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,062,601, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,083,838, due 03/31/12-04/01/42)	1,062,586	0.5
1,062,586	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,062,602, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,083,838, due 03/01/18-04/15/43)	1,062,586	0.5
1,062,586	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.00%, due 04/02/12 (Repurchase Amount $1,062,586, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,083,838, due 07/19/12-04/01/42)	1,062,586	0.5
1,062,586	Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,062,599, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $1,083,838, due 10/01/20-12/01/40)	1,062,586	0.5
		4,474,049	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.8%
5,982,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,982,000)	$5,982,000	2.8
		Total Short-Term Investments
		(Cost $10,456,049)	10,456,049	4.9
		Total Investments in Securities (Cost $190,323,748)	$218,075,453	102.7
		Liabilities in Excess of Other Assets	(5,790,337)	(2.7)
		Net Assets	$212,285,116	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $193,057,787.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$33,866,077
		Gross Unrealized Depreciation	(8,848,411)
		Net Unrealized Appreciation	$25,017,666

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$202,544,520	$—	$—	$202,544,520
Exchange-Traded Funds	5,074,884	—	—	5,074,884
Short-Term Investments	5,982,000	4,474,049	—	10,456,049
Total Investments, at value	$213,601,404	$4,474,049	$—	$218,075,453

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Item 2. Controls and Procedures

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 24, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2012